DERIVATIVE WARRANT LIABILITY	12 Months Ended
Dec. 31, 2025
DERIVATIVE WARRANT LIABILITY
DERIVATIVE WARRANT LIABILITY

15.DERIVATIVE WARRANT LIABILITY

Total
$
Issuance	40,151
Fair value adjustment	(24,900)
Foreign exchange	338
Balance as of December 31, 2024	15,589
Fair value adjustment	64,723
Settlement	(16,151)
Foreign exchange	(1,204)
Balance as of December 31, 2025	62,957

Private placement with GM and Panasonic:

On February 28, 2024, the Company completed a private placement with General Motors holdings LLC (“GM”) and Panasonic Holdings Corporation (“Panasonic”). Each party subscribed for 12,500,000 Common Shares and 12,500,000 Warrants. The 25,000,000 Common Shares and Warrants were issued for aggregate gross proceeds of $67.9 million (US$50 million).

The Warrants are exercisable in connection with the Tranche 2 Investment at the final investment decision (“FID”) or at the latest on February 28, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $25.8M (US$19M). The residual balance of $42.1M (US$31M) was then allocated to the equity component (common shares issued). The transaction costs of $2.6M were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.

In October 2025, GM provided the Company with a termination notice indicating that, effective November 30, 2025, it was terminating both the Subscription Agreement and the Supply Agreement. The termination resulted in the derecognition of GM’s derivative warrant liability and a gain of $16,151 (US$11,554) recognized in the consolidated statement of loss related to the settlement of the derivative warrant liability.

Private placement with Mitsui and Pallinghurst:

On May 2, 2024, the Company completed a private placement, with Mitsui and Pallinghurst for the surrender and cancellation of their convertible notes dated November 8, 2022. The Company issued 18,750,000 Common Shares and 18,750,000 Warrants to Mitsui and Pallinghurst for a total value of US$37.5 million. For more details on the transaction, refer to Note 15 – Convertible Notes.

The Warrants are exercisable in connection with the final investment decision (“FID”) or at the latest on May 2, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $11.1M (US$8.1M). The residual balance of $40.3M (US$29.4M) was then allocated to the equity component (common shares issued). The transaction costs of $1.5M were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.

Private placement with IQ and CGF:

On December 20, 2024, the Company completed a private placement, with Canada Growth Fund (“CGF”) and IQ. Each party subscribed for 19,841,269 Common Shares and 19,841,269 Warrants. The 39,682,538 Common Shares and Warrants were issued for aggregate gross proceeds of $71.2 million (US$50 million).

The Warrants are exercisable in connection with the final investment decision (“FID”) or at the latest on December 20, 2029. Each Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) at a price equal to US$2.38 per Warrant Share.

The transaction represents a compound financial instrument that is accounted for based on the residual method under IAS 32 Financial Instruments: Presentation. The liability component which represents the warrants was evaluated based on the Black-Scholes option pricing model and totalled $3.3M (US$2.3M). The residual balance of $67.9M (US$47.7M) was then allocated to the equity component (common shares issued). The transaction costs of $730 were allocated proportionally between the financial liability and the equity component. Transaction costs allocated to the equity component were accounted for as a deduction from equity. Transaction costs allocated to the warrants were recorded directly in the consolidated statement of loss and comprehensive loss.

Significant Inputs and Assumptions used in the Valuation:

All of the derivative warrants liability are exercisable in connection with the Tranche 2 Investment at the final investment decision (“FID”). The fair value of the derivative warrant liability was determined based on the estimated timing of exercise for each warrant. Pallinghurst, IQ and CGF warrants are expected to be exercised upon the Matawinie Mine FID, while the Panasonic and Mitsui warrants are expected to be exercised upon the Active Anode Material (“AAM”) FID.

The following assumptions were used to estimate the fair value of the derivative warrant liability:

		December 31, 2025
	FID - Matawinie Mine	FID - Active anode material
Number of Warrants	45,932,538	25,000,000
Risk-Free Interest Rate	3.67%	3.54%
Expected Volatility	98%	98%
Stock Price at Valuation Date	US$2.48	US$2.48
Exercise Price	US$2.38	US$2.38
Average Fair Value per Warrant	US$0.53	US$0.87

December 31, 2024
Combined FID - Matawinie Mine & Active anode material
Number of Warrants	83,432,538
Risk-Free Interest Rate	4.20%
Expected Volatility	59%
Stock Price at Valuation Date	US$1.59
Exercise Price	US$2.38
Average Fair Value per Warrant	US$0.13

The main non-observable input used in the model is the expected volatility. An increase or decrease in the expected volatility used in the model of 10% would have resulted in the following change in the fair value of the warrants:

		December 31, 2025
	FID - Matawinie Mine	FID - Active anode material
	$	$
10% increase in volatility	2,840	2,503
10% decrease in volatility	(2,854)	(2,547)

December 31, 2024
$
10% increase in volatility	3,537
10% decrease in volatility	(3,373)

The Warrants could potentially dilute earnings (loss) per share in the future; however, they were not included in the calculation of diluted earnings (loss) per share because they were antidilutive for the periods presented.